Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 447	$ 339
Restricted bank deposits	175	240
Trade receivables	8,726	10,063
Other accounts receivable and prepaid expenses	1,533	1,273
Inventories	5,972	5,407
Total current assets	16,853	17,322
LONG TERM ASSETS	126	155
PROPERTY AND EQUIPMENT, NET	1,155	1,257
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	1,043	720
OTHER INTANGIBLE ASSETS, NET	50	598
GOODWILL	4,676	5,147
Total assets	23,903	25,199
CURRENT LIABILITIES:
Current maturities of long term loans	1,062	664
Operating lease liabilities, current	478	551
Trade payables	6,205	6,503
Employees and payroll accruals	812	1,007
Deferred revenues	845	836
Advances net of inventory in progress	56	29
Accrued expenses and other liabilities	240	419
Total current liabilities	9,698	10,009
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	1,893	2,041
Operating lease liabilities, non-current	654	289
Accrued severance pay	313	303
Total long-term liabilities	2,860	2,633
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Share capital - Ordinary shares of NIS 80.00 nominal value: Authorized; 6,000,000 shares at June 30, 2020 and December 31, 2019; Issued and outstanding: 4,318,906 and 4,257,790 shares at JUNE 30, 2020 and December 31, 2019, respectively	80,767	80,482
Additional paid-in capital	1,938	2,063
Accumulated other comprehensive loss	(220)	(233)
Accumulated deficit	(71,140)	(69,755)
Total equity	11,345	12,557
Total liabilities and shareholders' equity	$ 23,903	$ 25,199